Share Capital and Warrants - Capital Management (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Share Capital and Warrants
Long-term debt	$ 45,817	$ 16,923
Total equity	570,629	585,188
Balance - End of year	$ 616,446	$ 602,111